Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Balanced Fund
Issuer	Bank of America Corp
Ticker/Sedol	06051GLE7
Principal Amount (US$)	$3,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$500,000
Amount Purchased (Foreign$)	N/A
Trade Date	1/17/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities Inc

Other Syndicate Members:	Apto Partners, LLC

CastleOak Securities, L.P.

Independence Point Securities LLC

Loop Capital Markets LLC

Multi-Bank Securities, Inc.

Roberts & Ryan Investments, Inc.

BMO Capital Markets Corp.

BNY Mellon Capital Markets, LLC

Capital One Securities, Inc.

CIBC World Markets Corp.

Citizens Capital Markets, Inc.

Commonwealth Bank of Australia

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

Lloyds Securities Inc.

M&T Securities, Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

Nordea Bank Abp

PNC Capital Markets LLC

Regions Securities LLC

Santander Investment Securities Inc.

Scotia Capital (USA) Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

SVB Securities LLC

TD Securities (USA) LLC

Truist Securities, Inc.
Underwriting Spread	0.250%
Currency	USD

Fund	Balanced Fund
Issuer	Mitsubishi UFJ Finance Group
Ticker/Sedol	606822CX0
Principal Amount (US$)	$1,250,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$200,000
Amount Purchased (Foreign$)	N/A
Trade Date	02/15/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc
Other Syndicate Members:
JP Morgan Securities LLC
Morgan Stanley
Barclays Capital
BofA Securities
Citigroup Global Markets Inc
BNP Paribas/New York
Credit Agricole Corporate & Investment
HSBC Securities
Natixis Securities Americas LLC
Nomura Securities International
Societe Generale
TD Securities USA LLC
Wells Fargo Securities LLC

Underwriting Spread	0.450%
Currency	USD

Fund	Balanced Fund
Issuer	Mitsubishi UFJ Finance Group, Inc
Ticker/Sedol	606822DA9
Principal Amount (US$)	$500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$200,000
Amount Purchased (Foreign$)	N/A
Trade Date	04/11/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc
Other Syndicate Members:	Morgan Stanley & Co. LLC

BofA Securities, Inc.

Barclays Capital Inc.

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

BNP Paribas

HSBC Securities (USA) Inc.

TD Securities USA LLC

Crédit Agricole Corporate and Investment Bank

Natixis Securities Americas LLC

Société Générale

Nomura Securities International, Inc.

Bank of China Limited

Industrial and Commercial Bank of China Limited, Singapore Branch

Wells Fargo Securities, LLC
Underwriting Spread	0.200%
Currency	USD

Fund	Balanced Fund
Issuer	VISIO 2023-2 Trust
Ticker/Sedol	92839CAC1
Principal Amount (US$)	$20,692,654
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$426,992.87
Amount Purchased (Foreign$)	N/A
Trade Date	08/22/2023
Price (US$)	$99.99833
Price-Foreign	N/A
Underwriter	Barclays Capital Inc.
Other Syndicate Members:	ATLAS SP Securities Nomura Securities International Inc
Underwriting Spread	0.030%
Currency	USD

Fund	Balanced Fund
Issuer	Toyota Motor Credit Corp
Ticker/Sedol	89236TLB9
Principal Amount (US$)	$748,695,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$309,460.60
Amount Purchased (Foreign$)	N/A
Trade Date	09/06/2023
Price (US$)	$99.826
Price-Foreign	N/A
Underwriter	BofA Securities Inc.
Other Syndicate Members:
Citigroup Global Markets Inc.
Lloyds Securities Inc.
Mizuho Securities USA LLC
U.S. Bancorp Investments, Inc.
BNY Mellon Capital Markets, LLC
ING Financial Markets LLC
Loop Capital Markets LLC
Nomura Securities International, Inc.
C.L. King & Associates, Inc.
Multi-Bank Securities, Inc.

Underwriting Spread	0.350%
Currency	USD

Fund	Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GLG2
Principal Amount (US$)	$3,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$375,000
Amount Purchased (Foreign$)	N/A
Trade Date	04/19/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:
Academy Securities, Inc.
AmeriVet Securities, Inc.
Blaylock Van, LLC
Cabrera Capital Markets, LLC
C.L. King & Associates, Inc.
Stern Brothers & Co.
ANZ Securities, Inc.
Bankinter S.A.
Capital One Securities, Inc.
CIBC World Markets Corp.
Commonwealth Bank of Australia
HSBC Securities (USA) Inc.
Huntington Securities, Inc.
ING Financial Markets LLC
Intesa Sanpaolo S.p.A.
KeyBanc Capital Markets Inc.
Lloyds Securities Inc.
M&T Securities, Inc.
Mizuho Securities USA LLC
nabSecurities, LLC
Natixis Securities Americas LLC
Nomura Securities International, Inc.
PNC Capital Markets LLC
Rabo Securities USA, Inc.
Santander US Capital Markets LLC
Scotia Capital (USA) Inc.
SMBC Nikko Securities America, Inc.
Standard Chartered Bank
TD Securities (USA) LLC
Truist Securities, Inc.
Westpac Capital Markets LLC

Underwriting Spread	0.350%
Currency	USD

Fund	Balanced Fund
Issuer	Citigroup Inc
Ticker/Sedol	17327CAR4
Principal Amount (US$)	$3,200,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$183,000
Amount Purchased (Foreign$)	N/A
Trade Date	05/22/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.

Other Syndicate Members:
Academy Securities, Inc.
American Veterans Group, PBC
AmeriVet Securities
Bancroft Capital
CAVU Securities
Drexel Hamilton
Mischler Financial Group, Inc.
Multi-Bank Securities, Inc.
Roberts & Ryan Investments, Inc.
Barclays Capital Inc.
BBVA Securities Inc.
BMO Capital Markets Corp.
Capital One Securities, Inc.
CIBC World Markets Corp.
HSBC Securities (USA) Inc.
ING Financial Markets LLC
Intesa Sanpaolo S.p.A.
Lloyds Securities Inc.
MUFG Securities Americas Inc.
Natixis Securities Americas LLC
Nordea Bank AB
PNC Capital Markets LLC
RBC Capital Markets, LLC
Santander US Capital Markets LLC
Scotia Capital (USA) Inc.
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
Standard Chartered Bank
TD Securities (USA) LLC
Truist Securities, Inc.
U.S. Bancorp Investments, Inc.
UBS Securities LLC
ANZ Securities, Inc.
Apto Partners, LLC
Banco de Sabadell, S.A.
Bank of China Limited, London Branch
BNY Mellon Capital Markets, LLC
C.L. King & Associates, Inc.
Cabrera Capital Markets LLC
CastleOak Securities, L.P.
China CITIC Bank International Limited
Citizens Capital Markets, Inc.
Commerz Markets LLC
Commonwealth Bank of Australia
Danske Markets Inc.
DBS Bank Ltd.
Desjardins Securities Inc.
Deutsche Bank Securities Inc.
DZ Financial Markets LLC
Emirates NBD Bank PJSC
Erste Group Bank AG
Fifth Third Securities, Inc.
Great Pacific Securities
Huntington Securities, Inc.
ICBC Standard Bank Plc
Independence Point Securities LLC
KeyBanc Capital Markets Inc.
M&T Securities Inc.
Mashreqbank psc
Mediobanca – Banca di Credito Finanziario S.p.A.
Melvin Securities LLC
Mizuho Securities USA LLC
nabSecurities, LLC
National Bank of Canada Financial Inc.
NatWest Markets Securities Inc.
Nomura Securities International, Inc.
Oversea-Chinese Banking Corporation Limited
Penserra Securities LLC
R. Seelaus & Co., LLC
Rabo Securities USA, Inc.
RB International Markets (USA) LLC
Regions Securities LLC
Samuel A. Ramirez & Company
San Blas Securities, LLC
Security Capital Brokerage, Inc.
Stern Brothers & Co.
Tigress Financial Partners LLC
United Overseas Bank Limited
Westpac Capital Markets LLC

Underwriting Spread	0.450%
Currency	USD

Fund	Balanced Fund
Issuer	Bank of America Corporation
Ticker/Sedol	06051GLS6
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$380,000
Amount Purchased (Foreign$)	N/A
Trade Date	09/12/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	BofA Securities Inc.
Other Syndicate Members:
CAVU Securities, LLC
Independence Point Securities LLC
Loop Capital Markets LLC
Multi-Bank Securities, Inc.
R. Seelaus & Co., LLC
Samuel A. Ramirez & Company, Inc.
ABN AMRO Securities (USA) LLC
ANZ Securities, Inc.
Banco de Sabadell, S.A.
BBVA Securities Inc.
BMO Capital Markets Corp.
CaixaBank, S.A.
Capital One Securities, Inc.
CIBC World Markets Corp.
Citizens JMP Securities, LLC
Comerica Securities, Inc.
Danske Markets Inc.
ING Financial Markets LLC
Intesa Sanpaolo IMI Securities Corp.
Lloyds Securities Inc.
Mizuho Securities USA LLC
MUFG Securities Americas Inc.
nabSecurities, LLC
Nomura Securities International, Inc.
Nordea Bank Abp
PNC Capital Markets LLC
Regions Securities LLC
Scotia Capital (USA) Inc.
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
Standard Chartered Bank
U.S. Bancorp Investments, Inc.
Westpac Capital Markets LLC

Underwriting Spread	0.350%
Currency	USD

Fund	Balanced Fund
Issuer	The Bank of New York Mellon Corporation
Ticker/Sedol	06406RBU0
Principal Amount (US$)	$1,100,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$288,000
Amount Purchased (Foreign$)	N/A
Trade Date	10/18/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Morgan Stanley & Co LLC
Other Syndicate Members:	DEUTSCHE BANK SECURITIES INC.

J.P. MORGAN SECURITIES LLC

SIEBERT WILLIAMS SHANK & CO., LLC

BNY MELLON CAPITAL MARKETS, LLC

AMERIVET SECURITIES, INC.

BANCROFT CAPITAL LLC

BANK OF CHINA LIMITED, LONDON BRANCH

CABRERA CAPITAL MARKETS LLC

CAVU SECURITIES, LLC

FIFTH THIRD SECURITIES, INC.

NOMURA SECURITIES INTERNATIONAL, INC.

SANTANDER US CAPITAL MARKETS LLC
Underwriting Spread	0.150%
Currency	USD

Fund	Balanced Fund
Issuer	Barclays PLC
Ticker/Sedol	06738ECH6
Principal Amount (US$)	$1,500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$200,000
Amount Purchased (Foreign$)	N/A
Trade Date	6/20/2023
Price (US$)	$100
Price-Foreign	N/A
Underwriter	Barclays Capital Inc

Other Syndicate Members:	BBVA Securities Inc.

CIBC World Markets Corp.

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

Lloyds Securities Inc.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

Nordea Bank Abp

RBC Capital Markets, LLC

RB International Markets (USA) LLC

Santander US Capital Markets LLC

SMBC Nikko Securities America, Inc.

TD Securities (USA) LLC

Bancroft Capital, LLC

Bankinter SA

Capital One Securities, Inc.

CastleOak Securities, L.P.

Citizens Capital Markets, Inc.

C.L. King & Associates, Inc.

DBS Bank Ltd.

DZ Financial Markets LLC

Falcon Square Capital LLC

Multi-Bank Securities, Inc.

nabSecurities, LLC

PNC Capital Markets LLC

Rabo Securities USA, Inc.

SG Americas Securities, LLC

Truist Securities, Inc.

U.S. Bancorp Investments, Inc.
Underwriting Spread	0.450%
Currency	USD